Changes in consolidated statements of comprehensive income	12 Months Ended
Dec. 31, 2022
Comprehensive income [abstract]
Changes in consolidated statements of comprehensive income
8. Changes in consolidated statements of comprehensive income
The consolidated statements of comprehensive income include the Group’s net income for the year as well as all other valuation adjustments recorded in the Group’s consolidated balance sheet, which under IFRS are not recorded in the consolidated income statement. These include fair value adjustments on financial instruments, actuarial gains or losses on defined benefit pension plans, and currency translation effects, net of taxes.
(USD millions)	Note	Fair value adjustments on financial instruments	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments attributable to Novartis AG shareholders	Non- controlling interest	Total value adjustments

Value adjustments at December 31, 2019		120	-5 919	1 142	-4 657	-29	-4 686

Fair value adjustments on equity securities, net of taxes of USD -36 million [1]		250			250		250

Net investment hedge				-201	-201		-201

Defined benefit plans, net of taxes of USD -3 million			145		145	-2	143

Currency translation effects, net of taxes of USD 10 million	8.1			3 193	3 193	1	3 194

Total value adjustments in 2020		250	145	2 992	3 387	-1	3 386

Fair value adjustments on equity securities sold, reclassified to retained earnings		-150			-150		-150

Value adjustments related to divestments			2		2		2

Impact of change in ownership of consolidated entities			-1		-1	1

Value adjustments at December 31, 2020		220	-5 773	4 134	-1 419	-29	-1 448

Fair value adjustments on equity securities, net of taxes of USD -44 million [1]		194			194		194

Net investment hedge, net of taxes of USD 33 million				216	216		216

Defined benefit plans, net of taxes of USD -323 million			1 808		1 808	1	1 809

Currency translation effects, net of taxes of USD 17 million	8.1			-4 757	-4 757	-5	-4 762

Total value adjustments in 2021		194	1 808	-4 541	-2 539	-4	-2 543

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD 48 million		-164			-164		-164

Value adjustments related to divestments		-62	-3		-65		-65

Value adjustments at December 31, 2021		188	-3 968	-407	-4 187	-33	-4 220

Fair value adjustments on equity securities, net of taxes of USD 81 million [1]		-382			-382		-382

Net investment hedge, net of taxes of USD -30 million				91	91		91

Defined benefit plans, net of taxes of USD -104 million			-104		-104	1	-103

Currency translation effects, net of taxes of USD 18 million	8.1			-444	-444	-6	-450

Total value adjustments in 2022		-382	-104	-353	-839	-5	-844

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of nil		-4			-4		-4

Value adjustments related to divestments, net of taxes of USD -4 million			34		34		34

Value adjustments at December 31, 2022		-198	-4 038	-760	-4 996	-38	-5 034

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement

8.1) In 2022, net cumulative currency translation gains of USD 13 million were recycled through the income statement as a result of the divestments of subsidiaries. In 2021, net cumulative currency translation gains of USD 3.2 billion were recycled through the income statement as a result of the divestment of the investment in Roche. See Notes 2 and 4. In 2020, there were no currency translation losses or gains recycled through the income statement.